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The Gabelli Global Growth Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 81.4%
FINANCIALS — 15.4%
10,450 Aon plc, Cl. A ........................................... $ 4,170,491
11,055 Chubb Ltd. ............................................... 3,338,499
169,000 Investor AB, Cl. B ..................................... 5,040,274
25,500 KKR & Co. Inc. ......................................... 2,948,055
6,700 Mastercard Inc., Cl. A ............................... 3,672,404
4,020 S&P Global Inc. ........................................ 2,042,562
17,000 Visa Inc., Cl. A .......................................... 5,957,820
27,170,105
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT — 14.7%
24,300 Apple Inc. ................................................ 5,397,759
4,000 Applied Materials Inc. ............................... 580,480
3,550 ASML Holding NV .................................... 2,352,337
19,400 Broadcom Inc. ......................................... 3,248,142
11,390 Eaton Corp. plc ......................................... 3,096,144
8,200 Keyence Corp. .......................................... 3,224,323
73,500 NVIDIA Corp. ........................................... 7,965,930
25,865,115
COMMUNICATION SERVICES — 12.5%
16,200 Alphabet Inc., Cl. A ................................... 2,505,168
28,820 Alphabet Inc., Cl. C ................................... 4,502,548
10,400 Meta Platforms Inc., Cl. A ......................... 5,994,144
6,470 Netflix Inc.† .............................................. 6,033,469
5,425 Spotify Technology SA† ............................ 2,983,913
22,019,242
HEALTH CARE — 10.2%
35,000 Boston Scientific Corp.† ........................... 3,530,800
8,320 Eli Lilly & Co. ........................................... 6,871,571
5,550 Intuitive Surgical Inc.† .............................. 2,748,749
8,480 Stryker Corp. ............................................ 3,156,680
3,450 Thermo Fisher Scientific Inc. ..................... 1,716,720
18,024,520
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES — 10.2%
4,330 Cadence Design Systems Inc.† ................. 1,101,249
6,430 CrowdStrike Holdings Inc., Cl. A† ............. 2,267,089
2,910 Intuit Inc. ................................................. 1,786,711
24,400 Microsoft Corp. ........................................ 9,159,516
10,500 Oracle Corp. ............................................. 1,468,005
2,670 ServiceNow Inc.† ..................................... 2,125,694
17,908,264
CONSUMER DISCRETIONARY — 8.9%
42,500 Amazon.com Inc.† ................................... 8,086,050
52,000 Chipotle Mexican Grill Inc.† ...................... 2,610,920
2,000 Christian Dior SE ...................................... 1,147,280
6,200 LVMH Moet Hennessy Louis Vuitton SE .... 3,839,527
15,683,777
Shares
Market
Value
INDUSTRIALS — 7.3%
9,400 GE Vernova Inc. ........................................ $ 2,869,632
19,850 General Electric Co. .................................. 3,972,977
13,500 Schneider Electric SE ................................ 3,116,413
8,800 Trane Technologies plc ............................. 2,964,896
12,923,918
CONSUMER STAPLES — 1.2%
5,950 L'Oreal SA ................................................ 2,211,573
MATERIALS — 1.0%
3,900 Linde plc .................................................. 1,815,996
TOTAL COMMON STOCKS .................. 143,622,510
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 18.6%
$ 32,950,000 U.S. Treasury Bills,
4.215% to 4.274%††,
04/17/25 to 06/26/25 ............................ 32,729,957
TOTAL INVESTMENTS — 100.0%
(Cost $95,920,377) ............................... $ 176,352,467
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 80.5% $ 141,962,941
Europe .............................. 17.7  31,165,202
Japan ............................... 1.8  3,224,324
100.0% $ 176,352,467